Financial Liabilities - Senior Debt (Details) € in Thousands, $ in Thousands		12 Months Ended
	Feb. 06, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($) tranche	Dec. 31, 2018 EUR (€) tranche	Feb. 06, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Refinance costs		€ 293,273	€ 263,344	€ 244,829
Senior Debt
Disclosure of detailed information about borrowings [line items]
Principal amount | $	$ 6,000,000
Refinance costs			€ 84,800
Difference between amortized cost of debt and nominal amouont						€ (332,399)
Details by maturity:
Principal amount | $	6,000,000
Senior Debt Tranche A Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Debt term		6 years
Number of tranches | tranche					2	2
Senior Debt Tranche B, Maturing in 2025
Disclosure of detailed information about borrowings [line items]
Debt term		8 years
US Dollars | Senior Debt Tranche A Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 2,350,000				$ 2,350,000	€ 2,052,403
Adjustment to interest rate basis (as a percent)	1.75%		1.75%		1.75%	1.75%	1.75%
Interest rate basis	Libor
Details by maturity:
Principal amount	$ 2,350,000				$ 2,350,000	€ 2,052,403
US Dollars | Senior Debt Tranche A Maturing in 2023 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Principal amount					117,500	102,621
Details by maturity:
Principal amount					117,500	102,621
US Dollars | Senior Debt Tranche A Maturing in 2023 | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Principal amount					235,000	205,240
Details by maturity:
Principal amount					235,000	205,240
US Dollars | Senior Debt Tranche A Maturing in 2023 | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Principal amount					235,000	205,240
Details by maturity:
Principal amount					235,000	205,240
US Dollars | Senior Debt Tranche A Maturing in 2023 | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Principal amount					1,321,875	1,154,476
Details by maturity:
Principal amount					1,321,875	1,154,476
US Dollars | Senior Debt Tranche A Maturing in 2023 | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Principal amount					440,625	384,826
Details by maturity:
Principal amount					440,625	384,826
US Dollars | Senior Debt Tranche B, Maturing in 2025
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 3,000,000				$ 2,947,500	€ 2,574,236
Adjustment to interest rate basis (as a percent)			2.25%		2.25%	2.25%
Interest rate basis	Libor
Details by maturity:
Principal amount	$ 3,000,000				$ 2,947,500	€ 2,574,236
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	26,201
Details by maturity:
Principal amount					30,000	26,201
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	26,201
Details by maturity:
Principal amount					30,000	26,201
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	26,201
Details by maturity:
Principal amount					30,000	26,201
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	26,201
Details by maturity:
Principal amount					30,000	26,201
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	26,201
Details by maturity:
Principal amount					30,000	26,201
US Dollars | Senior Debt Tranche B, Maturing in 2025 | 2024
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	26,201
Details by maturity:
Principal amount					30,000	26,201
US Dollars | Senior Debt Tranche B, Maturing in 2025 | 2025
Disclosure of detailed information about borrowings [line items]
Principal amount					2,767,500	2,417,030
Details by maturity:
Principal amount					$ 2,767,500	2,417,030
Euros | Senior Debt Tranche A Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Principal amount						€ 607,000	€ 607,000
Adjustment to interest rate basis (as a percent)	1.75%		1.75%		1.75%	1.75%	1.75%
Interest rate basis	Euribor
Details by maturity:
Principal amount						€ 607,000	€ 607,000
Euros | Senior Debt Tranche A Maturing in 2023 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Principal amount						30,350
Details by maturity:
Principal amount						30,350
Euros | Senior Debt Tranche A Maturing in 2023 | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Principal amount						60,700
Details by maturity:
Principal amount						60,700
Euros | Senior Debt Tranche A Maturing in 2023 | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Principal amount						60,700
Details by maturity:
Principal amount						60,700
Euros | Senior Debt Tranche A Maturing in 2023 | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Principal amount						341,437
Details by maturity:
Principal amount						341,437
Euros | Senior Debt Tranche A Maturing in 2023 | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Principal amount						113,813
Details by maturity:
Principal amount						€ 113,813
Euros | Senior Debt Tranche B, Maturing in 2025
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.25%						2.25%